Chapman and Cutler llp 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361

May 12, 2023

Ashley Vroman-Lee

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: SmartTrust 620 (the “Fund”)

(File No. 333-271315) (CIK# 1936087)

Ms. Vroman-Lee:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the unit investment trusts of the Fund (the “Trusts”).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on April 18, 2023. We received comments from the staff of the Commission on May 10, 2023 requesting that we make certain changes to the Registration Statement. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff. The following are our responses to the staff’s comments:

Comment 1. The staff noted that the name of the Fund includes “preferred” and requested that the prospectus disclose that the Fund has a policy to invest, under normal circumstances, at least 80% of the value of the Fund’s net assets (plus borrowings for investment purposes) in preferred securities. Disclosure has been updated in accordance with the staff’s comment, with the exception of “plus borrowings for investment purposes”. Unit investment trusts generally cannot employ leverage so we believe that the “plus borrowings for investment purposes” language is unnecessary and may cause unnecessary confusion.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on July 27, 2023, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP
Chapman and Cutler llp